Exceptional items (Tables)	6 Months Ended
Dec. 31, 2020
Exceptional Items [Abstract]
Schedule of exceptional items

	Six months ended 31 December 2020	Six months ended 31 December 2019
	£ million	£ million
Exceptional operating items
Ongoing litigation in Turkey	(15)	—
Guaranteed minimum pension equalisation	(5)	—
Reversal of provision for obsolete inventories	3	—
Impairment of Old Tavern brand	—	(59)
	(17)	(59)
Non-operating items
Step acquisitions	—	8
Sale of businesses and brands
United National Breweries	5	(7)
Loss on disposal of associate	—	(1)
	5	—

Exceptional items before taxation	(12)	(59)
Items included in taxation
Tax on exceptional operating items	—	14
Exceptional taxation	(42)	—
	(42)	14
Total exceptional items	(54)	(45)
Attributable to:
Equity shareholders of the parent company	(54)	(25)
Non-controlling interests	—	(20)
Total exceptional items	(54)	(45)